Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net:

5.       Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2018
Cost
Vessels	$2,184,841	$3,147,072
Other fixed assets	2,015	2,201
Total cost	2,186,856	3,149,273
Accumulated depreciation	(411,775)	(493,165)
Vessels and other fixed assets, net	$1,775,081	$2,656,108

As of December 31, 2018, 75 of the Company’s 107 owned vessels, having a net carrying value of $1,649,497, were subject to first-priority mortgages as collateral to their loan facilities (Note 8). In addition, all 31 of the Company’s bareboat chartered vessels, having a net carrying value of $992,777, were cross-collateralized under the Company’s bareboat lease agreements.

Vessels acquired / disposed of during the year ended December 31, 2016

Delivery of newbuilding vessels:

(i)	On January 6, 2016, the Company took delivery of the vessel Star Lutas (ex-HN NE 197). The delivery installment of $19,770 was partially financed by $14,813 drawn down under the Sinosure Facility (Note 8).
(ii)	On January 8, 2016, the Company took delivery of the vessel Kennadi (ex-HN 1080). The delivery installment of $21,229 was partially financed by $14,478 drawn down under the Sinosure Facility (Note 8).
(iii)	On February 26, 2016, the Company took delivery of the vessel Star Poseidon (ex-HN NE 198). The delivery installment of $33,390 was partially financed by $23,400 drawn down under the DNB-SEB-CEXIM $227,500 Facility (Note 8).
(iv)	On March 2, 2016, the Company took delivery of the vessel Mackenzie (ex-HN 1081). The delivery installment of $18,221 was partially financed by $12,720 drawn down under the Sinosure Facility (Note 8).
(v)	On March 11, 2016 and June 6, 2016, the Company took delivery of the vessels Star Marisa (ex-HN 1359) and Star Libra (ex-HN 1372), which are each subject to a separate bareboat charter agreement with CSSC (Hong Kong) Shipping Company Limited (“CSSC”). Each of these bareboat charter agreements is recognized in the Company’s consolidated financial statements as a fixed asset, as further described below.

Sale of operating vessels and newbuilding vessels upon their delivery from the shipyards in 2016:

In late 2015, the Company entered into various separate agreements with third parties to sell four of its operating vessels (Indomitable, Magnum Opus, Tsu Ebisu and Deep Blue) and five of its newbuilding vessels (Behemoth, Bruno Marks, Jenmark, Star Aries and Star Taurus) upon their delivery from the shipyards. In addition, in 2016, the Company entered into various separate agreements with third parties to sell the operating vessels Obelix, Star Michele, Star Monisha, Star Aline and Star Despoina and the newbuilding vessel Megalodon (ex-HN 5056) upon its delivery from the shipyard. All these vessels were delivered to their purchasers during the year ended December 31, 2016, and the Company recognized an aggregate net loss on sale of $15,248.

In connection with the sale of the vessels Tsu Ebisu, Deep Blue, Magnum Opus, Obelix, Indomitable, Star Michele, Star Monisha, Star Aline and Star Despoina described above, during the year ended December 31, 2016 the Company prepaid an aggregate amount of $130,062 outstanding under several loan agreements which had a mortgage over the sold vessels.

Vessels acquired / disposed of during the year ended December 31, 2017

Delivery of newbuilding and secondhand vessels:

(i)	On March 1, 2017 and March 28, 2017, the Company took delivery of the Newcastlemax vessels Star Virgo (ex-HN 1371) and Star Ariadne (ex-HN 1360), respectively, which, as further described below, are financed under bareboat charters from CSSC and are recognized in the Company’s consolidated financial statements as fixed assets, as further described below.
(ii)	On March 2, 2017, the Company entered into agreements to acquire two modern Kamsarmax dry bulk vessels from a third party for $15,150 each. Each of the vessels has a carrying capacity of 81,711 deadweight tons and was built with high specifications at Jiangsu New Yangzijiang in 2013. Star Charis was delivered to the Company on March 22, 2017, and Star Suzanna was delivered to the Company on May 15, 2017. On June 23, 2017, the Company executed a loan agreement with ABN AMRO Bank N.V. for an aggregate principal amount of $30,844, $16,000 of which was drawn in June 2017, in order to partially finance the two vessels (Note 8).
(iii)	On June 2, 2017, the Company entered into an agreement to acquire Diva, a Supramax vessel with carrying capacity of 56,582 deadweight tons, built at Jiangsu Hantong Ship Heavy Industry co Ltd China in 2011, for a purchase price of $10,500. The vessel was delivered to the Company on July 24, 2017 and replaced the sold vessel Star Eleonora, as a pledged vessel under the DNB $120,000 Facility (Note 8).
(iv)	On October 25, 2017, the Company entered into an agreement to acquire Star Triumph, a Capesize vessel with carrying capacity of 176,343 deadweight tons, built at Universal Shipbuilding Shipyard, Japan in 2004, for a purchase price of $14,200. The vessel was delivered to the Company on December 8, 2017 and replaced the sold vessel Star Vanessa, as a pledged vessel under the Deutsche Bank AG $39,000 Facility (Note 8).

Sale of vessels:

On February 9, 2017, the Company entered into an agreement with a third party to sell the vessel Star Eleonora. The vessel was delivered to its new owner in March 2017. In addition, on September 15, 2017, the Company entered into an agreement with a third party to sell the vessel Star Vanessa. The vessel was delivered to its new owners on November 1, 2017. In connection with these sales, the Company recognized an aggregate net gain on sale of $2,598.

Vessels acquired/delivered during the year ended December 31, 2018

Delivery of newbuilding and secondhand vessels:

(i) On January 3, 2018, March 26, 2018 and May 14, 2018, the Company took delivery of the Newcastlemax vessels Star Eleni (ex HN 1342), Star Magnanimus (ex HN 1361) and Star Leo (ex HN 1343) which, as further described below, were financed under bareboat leases with CSSC. These leases, among other things, require the Company to acquire each underlying vessel at a specified price upon the completion of its bareboat term and are therefore recognized in the Company’s consolidated financial statements as fixed assets, as further described below.

(ii) As further described in Note 1, the Company acquired the 16 Augustea Vessels and the 15 Songa Vessels during the third quarter of 2018. The Augustea Vessel Purchase Transaction and the Songa Vessel Purchase Transaction were accounted for as asset acquisitions, in accordance with ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, with the cost of the vessels acquired totaling $452,661 and $327,680, respectively, being reflected, in “Vessels and other fixed assets, net” in the consolidated balance sheet. The cost of the shares issued as consideration in these transactions was determined by reference to the Company’s closing share market price on the corresponding closing dates, which was $13.31 per share on July 6, 2018 and $14.00 per share on August 3, 2018.

(iii) On October 10, 2018, the Company took delivery of the Supramax vessel Star Bright as part of the Step 1 Acquisition of the E.R. Vessels further discussed in Note 1. The vessel was delivered to the Company in exchange for 291,300 shares and cash consideration of $9,167 with the total acquisition cost being $13,073. The cash consideration of the vessel acquisition was partially financed through the second tranche of the ABN $115,000 Facility (Note 8). The cost of the shares issued in connection with this acquisition was determined by reference to the Company’s closing share market price on the delivery date, October 10, 2018, of $13.87 per share.

(iv) On November 16, 2018, the Company took delivery of the Ultramax vessel Star Anna, which has been acquired from a third party for a purchase price of $19,800.

Sale of vessels/ Vessel held for sale:

On November 20, 2018, the Company entered into an agreement with a third party to sell the vessel Star Delta. The vessel was delivered to its new owner on January 8, 2019. The Company decided to sell the respective vessel as part of its strategic goal to dispose the older vessels in its fleet. As of December 31, 2018, the vessel met the criteria for classification as held for sale and is therefore separately presented within “Vessels held for sale” in the consolidated balance sheet, at agreed selling price less cost to sell.

In addition, as of December 31, 2018, as part of its strategic goal to dispose the older vessels in its fleet, the Company was in negotiations for the sale of the vessels Star Kappa and Star Aurora. The Company executed the respective sale agreements entered with third parties in February 2019. The vessels were delivered to their new owners in March 2019. None of these two vessels met the criteria to be classified as held for sale as of December 31, 2018.

Financing through bareboat leases:

The Company is party to separate bareboat charter party contracts with affiliates of New Yangzijiang shipyard regarding the Ultramax vessels Idee Fixe, Roberta, Laura and Kaley. Pursuant to the terms of each bareboat charter, the Company pays New Yangzijiang a pre-agreed daily bareboat charter hire rate on a 30-days advance basis. In addition, the Company has monthly purchase options to acquire each vessel at a pre-determined, amortizing-during-the-charter-period price. On the eighth anniversary of the delivery of each vessel, the Company has the obligation to purchase the vessel at a purchase price of $6,000. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the four vessels and these are therefore recognized in the Company’s consolidated financial statements as fixed assets at historical cost. The Company took delivery of these four vessels during the year ended December 31, 2015.

As of December 31, 2018 the Company is also party to separate bareboat charter party contracts with affiliates of CSSC regarding the Newcastlemax vessels Star Marisa, Star Libra, Star Virgo, Star Ariadne (Note 19), and Star Magnanimus. Pursuant to the terms of the bareboat charter, the Company is required to pay CSSC a daily bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company has monthly purchase options to acquire each vessel at a pre-determined, amortizing-during-the-charter-period price. On the tenth anniversary of the delivery of each vessel, the Company has the obligation to purchase each vessel at a purchase price ranging from approximately $11,990 to $12,960. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the vessels and these are therefore recognized in the Company’s consolidated financial statements as fixed assets at historical cost. As further described above, the Company took delivery of Star Marisa and Star Libra during the year ended December 31, 2016, Star Virgo and Star Ariadne during the year ended December 31, 2017, while Star Magnanimus was delivered in March 2018.

In order to finance the delivery installments of vessels Star Eleni and Star Leo, discussed above, on December 13, 2017 and May 2, 2018, respectively, the Company sold the vessels and simultaneously entered into two bareboat charter party contracts with an affiliate of CSSC to bareboat charter each vessel for ten years. Pursuant to the terms of the bareboat charters, an amount of $30,000, for each vessel, , was financed by CSSC, to which the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount Under the terms of each bareboat charter, the Company has the option to purchase each vessel at any time after the vessel’s delivery, such option being exercisable on a monthly basis against a pre-determined, amortizing-during-the-charter-period price, while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price of approximately $9,000. Upon the earlier of the exercise of the purchase option or the expiration of each bareboat charter, the Company will own the vessels. The vessels are therefore recognized in the Company’s consolidated financial statements as fixed assets. As further described above, the Company took delivery of the vessel Star Eleni (ex-HN 1342) on January 3, 2018 and the vessel Star Leo (ex-HN 1343) on May 14, 2018. In September 2018, the Company exercised its purchase options and paid the outstanding amount of $28,744 for Star Eleni and $29,368 for Star Leo under the respective lease agreements with CSSC, using proceeds from two sale and lease back agreements with China Merchants Bank Leasing (“CMBL”) described below.

In order to finance the cash portion of the consideration related to the Songa Vessel Purchase Transaction, discussed above, in July 2018, the Company entered, for each of the subject vessels, into an agreement to sell each such vessel and simultaneously entered into a bareboat charter party contract with affiliates of CMBL to bareboat charter the vessel for five years upon delivery of the vessel from Songa. CMBL agreed to provide an aggregate finance amount of $180,000, $19,600 of which still remains available to be drawn to finance the acquisition and installation of scrubber equipment for the respective vessels. Pursuant to the terms of each bareboat charter, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charter, the Company has options to purchase each vessel starting on the second anniversary of such vessel’s delivery to the Company, at a pre-determined, amortizing purchase price, while it has an obligation to purchase each vessel at the expiration of the bareboat term at a purchase price ranging from $2,200 to $8,400. Upon the earlier of the exercise of the purchase option or the expiration of the bareboat charter, the Company will own the vessels. The vessels are therefore recognized in the Company’s consolidated financial statements as fixed assets.

On September 27, 2018, the Company entered, into an agreement to sell the vessels Star Eleni and Star Leo and simultaneously entered into two bareboat charter party contracts with affiliates of CMBL to bareboat charter each one of the respective vessels for five years. CMBL provided in aggregate a finance amount of $57,346. Pursuant to the terms of the bareboat charters, the Company pays CMBL a fixed bareboat charter hire rate in quarterly installments plus interest. Under the terms of the bareboat charters, the Company has options to purchase the vessels from year two onwards each at a pre-determined, amortizing purchase price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $18,231 for vessel Star Eleni and $20,000 for vessel Star Leo. Upon the earlier of the exercise of the purchase option or the expiration of the bareboat charters, the Company will own the vessels. Therefore the vessels are recognized in the Company’s consolidated financial statements as fixed assets.

Three of the Augustea Vessels ABOY Sienna, ABOY Laetitia and ABOY Karlie, are also subject to bareboat charter party contracts with affiliates of CSSC, one of which matures in early 2026, while two mature in early 2027. Pursuant to the terms of the bareboat charters, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. In addition, the Company has the option to purchase each vessel at a pre-determined, amortizing price, while it has an obligation to purchase the vessels at the expiration of the bareboat term at a purchase price ranging between $12,000 and $12,960. Upon the earlier of the exercise of the purchase options or the expiration of the bareboat charters, the Company will own the vessels. The vessels are therefore recognized in the Company’s consolidated financial statements as fixed assets. In January 2019, the Company exercised its purchase options and paid all outstanding amounts under the lease agreements with CSSC for two of the three Augustea Vessels, using the proceeds from a new financing agreement (Note 19).

In addition one of the Augustea Vessel, ABY Asia, is also subject to a bareboat charter party contract with an affiliate of Mitsui & Co., Ltd., which matures in June 2019. The Company intends to refinance the outstanding amount under the respective lease agreement using proceeds from a new financing agreement (Note 19).

In December 2018, the Company sold and simultaneously entered into a bareboat charter party contract with an affiliate of Kyowa Sansho to bareboat charter the vessel Star Fighter (Note 8) for ten years. Pursuant to the terms of the bareboat charter, the Company pays a daily bareboat charter hire rate payable monthly plus a variable amount. Under the terms of the bareboat charter, the Company has an option to purchase the vessel starting on the third anniversary of the vessel’s delivery to the Company at a pre-determined, amortizing purchases price, while it has an obligation to purchase the vessel at the expiration of the bareboat term at a purchase price of $2,450. Upon the earlier of the exercise of the purchase option or the expiration of the bareboat charter, the Company will own the vessel. The vessel is therefore recognized in the Company’s consolidated financial statements as a fixed asset.

Based on applicable accounting guidance, the Company determined that the bareboat charters described above should be classified as capital leases or that the sale and lease back transactions are in substance merely financing arrangements due to the accompanying purchase obligations included in the Company’s bareboat agreements. As a result, in accordance with the applicable capital lease accounting guidance, the Company has recorded a financial liability and a financial asset equal to the lower of the fair value of the asset at the inception of the lease and the present value of the minimum lease payments at the beginning of the lease term. On the other hand, the Company continues to record on the balance sheet at historical cost all vessels sold and leased back for which the leasing arrangement includes a purchase obligation and as discussed above are in substance merely financing arrangements and therefore not within the scope of sale and lease back accounting. The net book value of these vessels as of December 31, 2017 and 2018, for which the Company does not have ownership title but are recognized on the balance sheet as discussed above, is reflected within “Vessels and other fixed assets, net” in the consolidated balance sheet. The amortization of these leased assets is included within “Depreciation expense” in the consolidated statement of operations. The corresponding interest expense on the financial liability related to all aforementioned bareboat leases for the years December 31, 2016, 2017 and 2018 was $7,477, $12,590 and $26,825, respectively, and is included within “Interest and finance costs” in the consolidated statement of operations. As of December 31, 2017 and 2018 the net book value of the bareboat chartered vessels was $325,301 and $992,777, respectively, with accumulated amortization of $21,264 and $51,956, respectively.

The payments required to be made after December 31, 2018, for the outstanding bareboat lease obligations recognized on the balance sheet as of December 31, 2018, as described above, are as follows:

Twelve month periods ending	Amount
December 31, 2019	$94,352
December 31, 2020	82,228
December 31, 2021	79,889
December 31, 2022	76,930
December 31, 2023	180,771
December 31, 2024 and thereafter	216,024
Total bareboat lease minimum payments	$730,194
Unamortized debt issuance costs	2,975
Total bareboat lease minimum payments, net	$727,219
Excluding bareboat lease interest	120,457
Lease commitments – short term	65,837
Lease commitments – long term	540,925

Impairment Analysis

In light of the continued economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2016, 2017 and 2018, the Company performed an impairment analysis for each of its operating vessels whose carrying value was above its market value and for each newbuilding whose cost, on a fully delivered basis, was above its market value.

In connection with the termination of two shipbuilding contracts and the sale of two operating vessels and by reference to their agreed sale prices (Level 2), the Company recognized during the year ended December 31, 2016, an impairment loss of $18,537. In addition, based on the Company’s impairment analysis, using the same framework that was used in the previous years, which is described in Note 2(n) and taking also into consideration the probability of vessel sales, the Company recognized an additional impairment loss of $10,684. The total impairment charge of $29,221, for the year ended December 31, 2016 is separately reflected in the consolidated statement of operations (Note 18).

The Company’s annual impairment analysis for the year ended December 31, 2017 did not result in any impairment charges due to improvements in the dry bulk market.

As part of the agreed and intended sales in 2018, as described above, and by reference to their agreed or negotiated sale prices (Level 2), the Company recognized an impairment loss of $17,784, for the year ended December 31, 2018, which is separately reflected in the consolidated statement of operations (Note 18). Further to that, based on the Company’s impairment analysis framework described in Note 2(n), taking also into consideration the probability of vessel sales, no further impairment loss was considered necessary for the year ended December 31, 2018.